RELATED PARTY TRANSACTIONS (Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable) (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Other Liabilities	$ 4,289,324	$ 4,630,830
Lease liabilities due to a company controlled by the Chief Executive Officer ("CEO") [Member]
Related Party Transaction [Line Items]
Other Liabilities	4,288,924	4,630,273
Due to the Chief Financial Officer ("CFO") [Member]
Related Party Transaction [Line Items]
Other Liabilities	$ 400	$ 557